Long-Term Debt, Net - Schedule of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2020
Senior Convertible Debt ]Member]
Long-Term Debt, Net - Schedule of Debt (Details) [Line Items]
Convertible note, gross	$ 0	$ 18,300	$ 19,200
Less: Unamortized debt discount	0	(1,555)	(3,906)	$ (24,349)	$ (41,345)
Net carrying value	0	16,745	15,294	$ 61,101	$ 58,655	$ 0
SBA CARES Act Loan [Member]
Long-Term Debt, Net - Schedule of Debt (Details) [Line Items]
Notes payable	150	155	146
Economic Injury Disaster Loan (“EIDL”) [Member]
Long-Term Debt, Net - Schedule of Debt (Details) [Line Items]
Notes payable	478	475	$ 487
Total debt	628	17,375
Less: current portion	(13)	(12)
Long-term debt, net	$ 615	$ 17,363